Financial risk management - Impact of hedge accounting in the primary financial statements (Details) £ in Millions	12 Months Ended
	Mar. 31, 2019 GBP (£)	Mar. 31, 2019	Mar. 31, 2019 £ / $	Mar. 31, 2019 € / $	Mar. 31, 2019 £ / €	Apr. 01, 2018 GBP (£)	Mar. 31, 2018 GBP (£)	Mar. 31, 2017 GBP (£)	Mar. 31, 2016 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Net losses in respect of cash flow hedges	£ (13)
Other equity reserves	(4,237)					£ (4,468)	£ (4,540)	£ (3,987)	£ (4,523)
Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves	17					£ 76
Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net losses in respect of cost of hedging	(6)
Transferred to profit or loss in respect of cost of hedging	3
Fair value hedges | Cost of hedging | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Other equity reserves	(4)
Fair value hedges | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.64	1.13	1.19
Fair value hedges | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.65	1.16	1.24
Fair value hedges | GBP | Libor | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis		0.30%
Fair value hedges | GBP | Libor | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis		5.61%
Fair value hedges | USD | Libor | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis		(0.44%)
Fair value hedges | USD | Libor | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis		1.15%
Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net losses in respect of cash flow hedges	(40)
Net losses in respect of cost of hedging	(12)
Transferred to profit or loss in respect of cash flow hedges	(1)
Transferred to profit or loss in respect of cost of hedging	0
Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Net losses in respect of cash flow hedges	(12)
Net losses in respect of cost of hedging	0
Transferred to profit or loss in respect of cash flow hedges	0
Transferred to profit or loss in respect of cost of hedging	0
Cash flow hedges | Cost of hedging | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Other equity reserves	0
Cash flow hedges | Cost of hedging | Currency risk
Disclosure of detailed information about financial instruments [line items]
Other equity reserves	0
Cash flow hedges | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.52	1.13	1.14
Cash flow hedges | Bottom of range | Currency risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.29		1.07
Cash flow hedges | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.66	1.14	1.24
Cash flow hedges | Top of range | Currency risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate			1.41		1.32
Cash flow hedges | GBP | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		1.795%
Cash flow hedges | GBP | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		5.85%
Cash flow hedges | USD | Bottom of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		1.103%
Cash flow hedges | USD | Top of range | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		3.864%
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Net losses in respect of cost of hedging	(90)
Transferred to profit or loss in respect of cost of hedging	39
Closing foreign exchange rate			1.49		1.15
Net investment hedges | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves	32
Derivative assets - current | Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	17
Derivative assets - current | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0
Derivative assets - current | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	9
Derivative assets - current | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0
Derivative assets - non-current | Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	168
Derivative assets - non-current | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	78
Derivative assets - non-current | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	23
Derivative assets - non-current | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0
Derivative liabilities - current | Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(9)
Derivative liabilities - current | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(28)
Derivative liabilities - current | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(3)
Derivative liabilities - current | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(43)
Derivative liabilities - non-current | Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(25)
Derivative liabilities - non-current | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(134)
Derivative liabilities - non-current | Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(4)
Derivative liabilities - non-current | Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	£ (249)